Summary of Significant Accounting Policies - Summary of Asset Retirement Obligations (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Asset Retirement Obligation [Abstract]
Beginning balance	₨ 242,980	$ 3,732	₨ 94,301
Addition during the year	95,300	1,464	139,350
Liabilities settled during the year	0	0	0
Accretion expense during the year	18,369	282	9,329	₨ 6,109
Ending balance	₨ 356,649	$ 5,478	₨ 242,980	₨ 94,301